Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2025 Fund	Sep. 08, 2023
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	(16.58%)
Past 5 years	3.51%
Since Inception	4.65%	[1]
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.30%)
Past 5 years	2.20%
Since Inception	3.52%	[1]
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.65%)
Past 5 years	2.46%
Since Inception	3.39%	[1]
Fidelity Freedom Index 2025 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(16.56%)
Since Inception	2.12%	[2]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	12.68%
F1904
Average Annual Return:
Past 1 year	(16.51%)
Past 5 years	3.61%
Since Inception	7.29%

[1]	AFrom June 24, 2015.
[2]	BFrom June 24, 2020.